Other Liabilities (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Regulatory Liabilities [Line Items]
Accrued benefits and other	$ 3,656	$ 4,340
Unearned grant income			59,600
Total other current liabilities	18,672	24,760	70,469
Legal expenses
Regulatory Liabilities [Line Items]
Accrued expenses	5,000
Accounting expenses
Regulatory Liabilities [Line Items]
Accrued expenses	10,016	20,420
Accrued operating expenses
Regulatory Liabilities [Line Items]
Accrued expenses		$ 24,760	$ 10,869